TAXATION (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
State income tax	$ 2,099	$ 4,323	$ 4,651	$ 7,824
Federal income tax	$ 0	$ 0	$ 0
Effective tax rate	1.42%	(5.93%)	0.02%	(0.71%)
Effective tax rate	(1.42%)	5.93%	(0.02%)	0.71%
Statutory income tax rate	21.00%	21.00%	21.00%	21.00%
Accrued interest or penalties			$ 0	$ 0
Description realted to federal tax return			US federal tax return and most states is 3 to 4 years
State Administration of Taxation, China [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory income tax rate			25.00%
Income Tax Jurisdiction, Foreign [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards	$ 1,200,000
Income Tax Jurisdiction, Domestic State and Local [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards	$ 600,000